MINERAL PROPERTIES - Disclosure of detailed information about the total capitalized costs for the Waterberg Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022
Disclosure of exploration and evaluation assets [Abstract]
Exploration and evaluation assets, beginning of period	$ 40,373	$ 43,953
Additions	4,900	2,968
Write-off costs associated with prospecting right closures		(223)
Foreign currency translation adjustment	(3,659)	(6,325)
Exploration and evaluation assets, end of period	$ 41,614	$ 40,373